FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Long-lived assets impairment losses		$ 175,627
Recurring
Short-term investments
Short-term investments outstanding	$ 114,000	9,600
Short-term investments	113,979	9,619
Recurring | Structured financial products
Short-term investments
Short-term investments	10,003	9,619
Recurring | Fixed term deposit products
Short-term investments
Short-term investments	103,976
Nonrecurring
Short-term investments
Long-lived assets impairment losses	0	175,600	$ 0
Level 2 | Recurring
Short-term investments
Short-term investments	113,979	9,619
Level 2 | Recurring | Structured financial products
Short-term investments
Short-term investments	10,003	$ 9,619
Level 2 | Recurring | Fixed term deposit products
Short-term investments
Short-term investments	$ 103,976